Long term Debt - Amendment Terms (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended		24 Months Ended	0 Months Ended	24 Months Ended	0 Months Ended	24 Months Ended		0 Months Ended
	Dec. 31, 2012 Restructuring Agreement - Commerzbank $120,000 and $26,000 facilities	Dec. 31, 2014 Restructuring Agreement - Commerzbank $120,000 and $26,000 facilities	Dec. 31, 2013 Restructuring Agreement - Commerzbank $120,000 and $26,000 facilities	Dec. 31, 2014 Restructuring Agreement - Commerzbank $120,000 and $26,000 facilities	Dec. 31, 2012 HSH Nordbank AG $64,500 facility	Dec. 31, 2014 HSH Nordbank AG $64,500 facility	Dec. 31, 2012 HSH Nordbank AG $64,500 facility Supramax Tranche - Installments	Dec. 31, 2014 HSH Nordbank AG $64,500 facility - Capesize tranche	Dec. 31, 2014 HSH Nordbank AG $64,500 facility - Supramax tranche	Dec. 31, 2012 HSH Nordbank AG $64,500 Supramax Tranche - Balloon Payment
Long term debt [Line Items]
Deferred installment		50% of the installments	60% of the installments			minimum of aproximately $3,500
Loan margin before the amendment								3.00%	2.75%
Loan margin under the amendment	3.00%							3.50%	3.50%
Loan prepayment	$ 2,000				$ 6,590		$ 3,090			$ 3,500
Processing fee						12
Processing fee percentage on outstanding loan amount				0.40%
Equity Raising Undertaking			$ 30,000			$ 20,000